Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2024	2023	2022
Cost of cloud	138	94	53
Cost of software licenses and support	42	38	48
Cost of services	360	375	250
Research and development	751	703	440
Sales and marketing	876	834	503
General and administration	217	175	137
Share-based payment expenses	2,385	2,220	1,431
thereof equity-settled share-based payments	1,591	1,414	1,075
thereof cash-settled share-based payments	794	806	356

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Schedule of Number of Shares Purchased

Millions	2024	2023	2022
Own	4.9	6.5	9.2

Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Grant Date in 2024

Move
€, unless otherwise stated	(2024 Tranche)
Weighted average fair value as at grant date	175.09
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	170.40
Weighted average expected dividend yield (in %)	1.23
Weighted average initial life at grant date (in years)	1.7

[1] For these awards, the fair value is calculated by subtracting expected future dividends until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Grant Date in 2023

€, unless otherwise stated	Move
(2023 Tranche)
Weighted average fair value as at grant date	111.23
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	114.25
Weighted average expected dividend yield (in %)	1.79
Weighted average initial life at grant date (in years)	1.7

[1] For these awards, the fair value is calculated by subtracting expected future dividends until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Move
Thousands, unless otherwise stated	(2022-2024 Tranches)
12/31/2022	11,504
Granted[2]	13,760
Adjustment based on KPI target achievement	115
Exercised	-7,675
Forfeited	-403
Change in settlement[2]	-471
12/31/2023	16,830
Granted[2]	6,944
Adjustment based on KPI target achievement	151
Exercised	-10,193
Forfeited	-392
Change in settlement[2]	-1,149
12/31/2024	12,192

2 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable, in particular due to the restructuring program. Share units with switched classification are considered in the number of granted share units.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2024	2023	2022
Move (2022–2024 Tranches)	1,240	1,175	768
Own	343	239	307
WalkMe Rights	9	NA	NA
Total	1,591	1,414	1,075

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2024

€, unless otherwise stated	LTI 2024	LTI 2020	Move
	(2024	(2021–2023	(2021–2024
	Tranche)	Tranches)	Tranches)
Weighted average fair value as at 12/31/2024	248.23	222.26	234.51
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Monte Carlo	Other[3]
Share price	236.30	236.30	236.30
Expected volatility (in %)	23	20 to 22	NA
Expected dividend yield (in %)	NA	NA	0.91
Weighted average remaining life of awards outstanding as at 12/31/2024 (in years)	3.2	1.0	0.8

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Year End 2023

€, unless otherwise stated	LTI 2020	Move
	(2020 -2023	(2020-2023
	Tranches)	Tranches)
Weighted average fair value as at 12/31/2023	154.24	137.98
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Other[3]
Share price	139.48	139.48
Expected volatility (in %)	15 to 23	NA
Expected dividend yield (in %)	NA	1.52
Weighted average remaining life of awards outstanding as at 12/31/2023 (in years)	1.9	0.7

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2024	LTI 2020	Move
	(2024	(2020–2023	(2021–2024
	Tranche)	Tranches)	Tranches)
12/31/2022	NA	546	11,859
Granted[4]	NA	215	1,900
Adjustment based upon KPI target achievement	NA	-64	-57
Exercised	NA	0	-7,234
Forfeited	NA	-91	-266
Change in settlement[4]	NA	NA	470
12/31/2023	NA	605	6,672
Granted[4]	126	0	823
Adjustment based upon KPI target achievement	0	41	15
Exercised	0	-72	-6,333
Forfeited	-37	-74	-126
Change in settlement[4]	NA	NA	1,149
12/31/2024	89	501	2,200

Total carrying amount (in € millions) of liabilities as at
12/31/2023	NA	59	644
12/31/2024	7	98	343

Total intrinsic value of vested awards (in € millions) as at
12/31/2023	NA	15	0
12/31/2024	2	57	0

Weighted average share price (in €) for awards exercised in
2023	NA	NA	117.86
2024	NA	172.16	181.68

Total expense (in € millions) recognized in
2022	NA	8	346
2023	NA	36	764
2024	7	51	729

4 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable, in particular due to the restructuring program.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	303	151	453	555	152	707
/ Other non-financial liabilities	5,533	749	6,282	5,648	698	6,346
Share-based payment liabilities as % of / Other non-financial liabilities	5	20	7	10	22	11